Equity (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Beginning balance	$ 241	$ 86
Transfers from dividends payable	(7)	(56)
Prescription	45
Translation adjustment	21	$ (30)
Ending balance	$ 300